Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ (23,258)	¥ (165,120)	¥ (138,390)	¥ 132,284
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	922	6,545	7,718	15,985
Shared-based compensation	(125)	(885)	30,150	55,910
Loss/(gain) from disposal of property, equipment and software	(49)	(350)	(143)	667
Equity in loss of affiliates	1,025	7,276	7,051	16,237
Changes in fair value for equity securities	11,398	80,923	35,198	(59,690)
Inventory write-downs	1,306	9,270	4,792	25,696
Foreign exchange loss/(income)	1,172	8,313	(15,582)	6,701
Amortization of right of use assets	245	1,742	2,774	3,908
Change in estimate of refund payable to members			(1,282)	(2,617)
(Gain)/loss on disposal of long-term investments and subsidiaries	3	23	1,792	(112,354)
Reverse stock splits expense	614	4,356
Allowance for credit losses	5,225	37,098	21,233	24,045
Deferred income tax			14,925	42,698
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	(5,544)	(39,363)	(20,886)	39,516
Decrease in inventories	375	2,665	25,057	25,036
Decrease in advance to suppliers	2,631	18,683	26,699	39,005
Decrease in prepaid expenses and other current assets	4,572	32,464	95,158	47,602
(Increase)/decrease in other non-current assets	131	932	(1,373)	(1,592)
Decrease/(increase) in amounts due from related parties	(163)	(1,159)	739	2,574
Decrease in accounts payable	(5,933)	(42,121)	(108,003)	(212,735)
Decrease in incentive payables to members	(11,612)	(82,442)	(58,281)	(46,558)
Decrease in member management fees payable	(946)	(6,714)	(4,483)	(30,271)
Increase/(decrease) in deferred revenue	(1,737)	(12,335)	(84,004)	54,884
Decrease in amount due to related parties	(996)	(7,073)	(5,022)	(7,359)
Decrease in other payable and accrued liabilities	(5,772)	(40,989)	(52,659)	(85,563)
Net cash used in operating activities	(26,516)	(188,261)	(216,822)	(25,991)
Cash flows from investing activities:
Purchase of property, equipment and software	(1,747)	(12,407)	(92,256)	(86,983)
Proceeds from disposal of property, equipment and software	90	640	976	2,383
Cash paid for short term investments	(1,008)	(7,159)	(465,242)	(377,756)
Cash received from maturity of short-term investments	30,194	214,374	651,402	126,598
Cash paid for factorings services			(73,322)	(194,070)
Cash received from factorings services	7,140	50,694	102,409	169,000
Cash paid for loans provided to third parties			(1,000)	(159,200)
Cash received from repayment of loans provided to third parties	11,752	83,439	25,790	65,023
Cash received from disposal of long-term investments	490	3,481	2,009	135,864
Impact to cash resulting from deconsolidation of subsidiaries	245	1,743	1,545	4,123
Cash paid for long-term investments	(5,742)	(40,770)	(60,000)	(198,777)
Cash dividends received from long-term investments			254
Net cash (used in)/generated from investing activities	41,414	294,035	92,565	(513,795)
Cash flows from financing activities:
Net proceeds from exercise of share options			684	1,008
Cash paid for repurchase of common stocks	(2,954)	(20,978)	(95,436)	(220)
Cash paid for reverse stock splits expense	(614)	(4,356)
Cash paid to non-controlling shareholders for acquisition of equity shares in subsidiaries				(1,198)
Cash dividend paid to a non-controlling shareholder				(261)
Capital injection from non-controlling shareholders			197	208
Net cash used in financing activities	(3,568)	(25,334)	(94,555)	(463)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,060	7,528	45,823	(19,763)
Net (decrease)/increase in cash, cash equivalents and restricted cash	12,390	87,968	(172,989)	(560,012)
Cash, cash equivalents and restricted cash at beginning of the year	64,331	456,743	629,732	1,189,744
Cash, cash equivalents and restricted cash at the end of the year	76,721	544,711	456,743	629,732
Supplemental disclosure of cash flow information
Cash paid for income tax	581	4,128	20,868	7,979
Supplemental schedule of non-cash investing and financing activities
Net settlement between factoring receivables and payables			¥ 3,441	33,182
Cash and cash equivalents	72,894			567,204
Restricted cash(Note 2.9)	3,827			62,528
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 76,721			¥ 629,732